Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 14,030	€ 11,220
Gross amounts of recognized financial liabilities set off in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	14,030	11,220
Related amounts not set off in the statements of financial position, Financial instruments	8,778	8,261
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	5,224	2,837
Net amount	27	122
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	9,633	8,556
Gross amounts of recognized financial assets set off in the statement of financial position
Net amounts of financial liabilities presented in the statement of financial position	9,633	8,556
Related amounts not set off in the statements of financial position, Financial instruments	9,436	8,433
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	170	43
Net amount	28	80
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	14,030	11,220
Gross amounts of recognized financial liabilities set off in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	14,030	11,220
Related amounts not set off in the statements of financial position, Financial instruments	8,778	8,261
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	5,224	2,837
Net amount	27	122
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	9,633	8,556
Gross amounts of recognized financial assets set off in the statement of financial position
Net amounts of financial liabilities presented in the statement of financial position	9,633	8,556
Related amounts not set off in the statements of financial position, Financial instruments	9,436	8,433
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	170	43
Net amount	€ 28	€ 80